PENSION PLAN	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
PENSION PLAN
PERSONNEL EXPENSES

For the years ended December 31
($ millions)	2018	2017
Salaries and wages	254	194
Share-based compensation expense (Note 23)	63	73
Short-term incentive plan	59	45
Pension plan expense	23	20
Health, savings plan and other benefits	21	18
	420	350
PENSION PLAN

As at December 31
($ millions)	2018	2017
Registered defined benefit net obligation	19	10
Supplemental defined benefit net obligation	12	11
Other accrued benefit obligations	—	1
Net employee benefit obligations	31	22

The Company maintains a defined contribution plan and non-contributory defined benefit pension plans covering its employees. On April 1, 2018, Pembina exercised its option to assume an additional interest in the Younger extraction and fractionation facilities ("Younger Facilities"). Accordingly, Pembina also assumed the Bargaining Unit Pension Plan for Employees at the Younger Plant ("Younger Plan") with the net obligation of $6 million. The Company contributes five to 10 percent of an employee's earnings to the defined contribution plan until the employee's age plus years of service equals 50, at which time they become eligible for the defined benefit plans. The Company recognized $8 million in expense for the defined contribution plan during the year (2017: $7 million). The defined benefit plans include a funded registered plan for all eligible employees and an unfunded supplemental retirement plan for those employees affected by the Canada Revenue Agency maximum pension limits. The defined benefit plans are administered by separate pension funds that are legally separated from the Company. Benefits under the plans are based on the length of service and the annual average best three years of earnings during the last ten years of service of the employee. Benefits paid out of the plans are not indexed. The Company measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation was at December 31, 2016. The defined benefit plans expose the Company to actuarial risks such as longevity risk, interest rate risk, and market (investment) risk.
Defined benefit obligations

As at December 31 ($ millions)	2018		2017
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	12	—	11
Present value of funded obligations	212	—	192	—
Total present value of obligations	212	12	192	11
Fair value of plan assets	193	—	182	—
Recognized liability for defined benefit obligations	(19)	(12)	(10)	(11)

The Company funds the defined benefit obligation plans in accordance with government regulations by contributing to trust funds administered by an independent trustee. The funds are invested primarily in equities and bonds. Defined benefit plan contributions totalled $19 million for the year ended December 31, 2018 (2017: $16 million).
The Company has determined that, in accordance with the terms and conditions of the defined benefit plans, and in accordance with statutory requirements of the plans, the present value of refunds or reductions in future contributions is not lower than the balance of the total fair value of the plan assets less the total present value of obligations. As such, no decrease in the defined benefit asset is necessary at December 31, 2018 (2017: nil).
Registered defined benefit pension plan assets comprise

As at December 31
(Percent)	2018	2017
Equity securities	61	65
Debt	39	35
	100	100
Movement in the present value of the defined benefit pension obligation

	2018		2017
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	192	11	180	10
Benefits paid by the plan	(12)	—	(13)	—
Current service costs	14	1	14	—
Interest expense	7	—	7	—
Transfer from Younger	16	—	—	—
Actuarial losses in other comprehensive income	(5)	—	4	1
Defined benefit obligations at December 31	212	12	192	11
Movement in the present value of registered defined benefit pension plan assets

($ millions)	2018	2017
Fair value of plan assets at January 1	182	164
Contributions paid into the plan	19	16
Benefits paid by the plan	(12)	(13)
Return on plan assets	(13)	8
Transfer from Younger	10	—
Interest income	7	7
Fair value of registered plan assets at December 31	193	182
Expense recognition in earnings

For the years ended December 31
($ millions)	2018	2017
Registered Plan
Current service costs	14	14
Interest on obligation	8	7
Expected return on plan assets	(7)	(7)
	15	14
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2018	2017
Registered Plan
Operating expenses	8	7
General and administrative expense	7	7
	15	14

Expense recognized for the Supplemental Plan was less than $1 million for each of the years ended December 31, 2018 and 2017.
Actuarial gains and losses recognized in other comprehensive income

	2018			2017
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(22)	(1)	(23)	(25)	(1)	(26)
Remeasurements:						—
Financial assumptions	3	—	3	(4)	—	(4)
Experience adjustments	—	—	—	1	—	1
Return on plan assets excluding interest income	(9)	—	(9)	6	—	6
Recognized during the period after tax	(6)	—	(6)	3	—	3
Balance at December 31	(28)	(1)	(29)	(22)	(1)	(23)

Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2018	2017
Discount rate	3.8%	3.6%
Future pension earning increases	4.0%	4.0%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2018	2017
Longevity at age 65 for current pensioners
Males	21.7	21.7
Females	24.1	24.1
Longevity at age 65 for current member aged 45
Males	22.8	22.8
Females	25.1	25.1

The calculation of the defined benefit obligation is sensitive to the discount rate, compensation increases, retirements and termination rates as set out above. An increase or decrease of the estimated discount rate of 3.8 percent by 100 basis points at December 31, 2018 is considered reasonably possible in the next financial year but would not have a material impact on the obligation.
The Company expects to contribute $20 million to the defined benefit plans in 2019.